Significant Accounting Policies (Details) - segment	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property, Plant and Equipment [Line Items]
Derivative term (up to)		18 months
Number of reportable segments	2	2
Employee Stock Option
Property, Plant and Equipment [Line Items]
Expiration period		10 years
Restricted Stock Units (RSUs)
Property, Plant and Equipment [Line Items]
Vesting period		3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		33.33%
Performance Stock Units (PSUs)
Property, Plant and Equipment [Line Items]
Performance period		3 years
Minimum
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life		4 years
Maximum
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life		40 years
Building and Improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life		3 years
Building and Improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life		30 years
Machinery and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life		3 years
Machinery and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life		15 years